Basis of Preparation (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Current maturities of bank loans and credit and debentures	₪ 4,724	[1]	₪ 1,955
Equity deficit attributable to shareholders of the Company	(453)	[1]	₪ 177
Initial application of IFRS 9, Financial Instruments (2014) [Member] | In accordance with IAS 39 [Member]
Statement Line Items [Line Items]
Current maturities of bank loans and credit and debentures	4,711
Equity deficit attributable to shareholders of the Company	(440)
Initial application of IFRS 9, Financial Instruments (2014) [Member] | Adjustments [Member]
Statement Line Items [Line Items]
Current maturities of bank loans and credit and debentures	13
Equity deficit attributable to shareholders of the Company	₪ (13)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1